Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256553
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class A
Trading Symbol	RCRAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.90%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 48,350,000
Holdings Count | Holding	256
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$48,350
Number of Holdings	256
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Yankee Dollars	38.7%
Corporate Bonds	30.4%
Collateralized Mortgage Obligations	15.3%
Asset-Backed Securities	5.1%
Collateralized Loan Obligations	4.1%
OtherFootnote Reference**	5.5%

C000256554
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class C
Trading Symbol	RCRCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$83	1.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%
AssetsNet	$ 48,350,000
Holdings Count | Holding	256
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$48,350
Number of Holdings	256
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Yankee Dollars	38.7%
Corporate Bonds	30.4%
Collateralized Mortgage Obligations	15.3%
Asset-Backed Securities	5.1%
Collateralized Loan Obligations	4.1%
OtherFootnote Reference**	5.5%

C000256552
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class Y
Trading Symbol	RCRYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$30	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 48,350,000
Holdings Count | Holding	256
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$48,350
Number of Holdings	256
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Yankee Dollars	38.7%
Corporate Bonds	30.4%
Collateralized Mortgage Obligations	15.3%
Asset-Backed Securities	5.1%
Collateralized Loan Obligations	4.1%
OtherFootnote Reference**	5.5%

C000256525
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class A
Trading Symbol	PINDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$48	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,145,733,000
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%

C000256524
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class C
Trading Symbol	INDCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$88	1.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
AssetsNet	$ 2,145,733,000
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%

C000256526
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class R6
Trading Symbol	INKDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$4Footnote Reference**	0.70%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 4 [1]
Expense Ratio, Percent	0.70%
AssetsNet	$ 2,145,733,000
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%

C000256523
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class Y
Trading Symbol	INYDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 2,145,733,000
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%

C000256530
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class A
Trading Symbol	CVFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.79%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 423,362,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%

C000256529
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class C
Trading Symbol	CVCFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%
AssetsNet	$ 423,362,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%

C000256527
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class R6
Trading Symbol	CVKFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$24	0.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 423,362,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%

C000256528
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class Y
Trading Symbol	CVFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$24	0.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 423,362,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%

C000256625
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class A
Trading Symbol	GLOSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%
AssetsNet	$ 801,025,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
C000256626
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class C
Trading Symbol	GCSLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.82%
AssetsNet	$ 801,025,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
C000256627
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class R6
Trading Symbol	PGEKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
AssetsNet	$ 801,025,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
C000256624
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class Y
Trading Symbol	PGSYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
AssetsNet	$ 801,025,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
C000256546
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Fund
Class Name	Class A
Trading Symbol	PIMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.82%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 720,795,000
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$720,795
Number of Holdings	187
Portfolio Turnover	14%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Facilities	2.1%
Housing	2.4%
Medical	3.5%
Multifamily Housing	3.5%
Transportation	4.4%
Development	10.6%
General	13.1%
Nursing Homes	13.2%
Tobacco Settlement	18.7%
Education	20.3%

C000256547
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Fund
Class Name	Class C
Trading Symbol	HICMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.59%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
AssetsNet	$ 720,795,000
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$720,795
Number of Holdings	187
Portfolio Turnover	14%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Facilities	2.1%
Housing	2.4%
Medical	3.5%
Multifamily Housing	3.5%
Transportation	4.4%
Development	10.6%
General	13.1%
Nursing Homes	13.2%
Tobacco Settlement	18.7%
Education	20.3%

C000256545
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Fund
Class Name	Class Y
Trading Symbol	HIMYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 720,795,000
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$720,795
Number of Holdings	187
Portfolio Turnover	14%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Facilities	2.1%
Housing	2.4%
Medical	3.5%
Multifamily Housing	3.5%
Transportation	4.4%
Development	10.6%
General	13.1%
Nursing Homes	13.2%
Tobacco Settlement	18.7%
Education	20.3%

C000256532
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class A
Trading Symbol	STABX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$33	0.67%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,076,310,000
Holdings Count | Holding	773
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%

C000256533
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class C
Trading Symbol	STIIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$48	0.97%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,076,310,000
Holdings Count | Holding	773
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%

C000256534
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class R6
Trading Symbol	STIKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$21	0.42%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,076,310,000
Holdings Count | Holding	773
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%

C000256531
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class Y
Trading Symbol	PSHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$23	0.46%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,076,310,000
Holdings Count | Holding	773
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.